Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	16 years 6 months